Employee Benefit Plans	12 Months Ended
Nov. 30, 2014
Employee Benefit Plans
Employee Benefit Plans

18. Employee Benefit Plans

        On December 1, 2002, we established a tax qualified defined contribution 401(k) Profit Sharing Plan, or the Joe's Plan for our Joe's employees. All employees who have worked for us for 30 consecutive days may participate in the Joe's Plan and may contribute up to 100 percent, subject to certain limitations, of their salary to the Joe's Plan. We may make company matched contributions on a discretionary basis. All employees who have worked 500 hours qualify for profit sharing in the event at the end of each year we decide to do so. Costs of the Joe's Plan charged to operations from continuing operations were $27,000, $22,000 and $26,000 for fiscal 2014, 2013 and 2012, respectively. In addition, we match our Joe's employees' contributions, which are subject to a vesting schedule, in the lesser of the following amounts: (i) up to 2 percent of the employee's compensation, or (ii) 1/3 of the employee's contribution up to 6 percent of the employee's salary. For fiscal 2014, 2013 and 2012, we contributed $154,000, $141,000 and $132,000, respectively, to employees under the match portion of the Joe's Plan.

        The Hudson Clothing LLC 401(k) Plan, or the Hudson Plan, was established on January 1, 2009 and covers employees employed by our Hudson subsidiary. All employees who have worked for Hudson after 6 months may participate in the Hudson Plan and may contribute up to the maximum amount allowed by law of their salary to the plan. We may make company matched contributions on a discretionary basis. All employees who have worked 1,000 hours qualify for profit sharing in the event at the end of each year we decide to do so. No costs of the Hudson Plan were charged to operations for fiscal 2013 since the acquisition. In addition, we match our Hudson employees' contributions, which are subject to a vesting schedule, of $0.50 for each $1.00 of the employee's contribution up to 3 percent of the employee's contribution. For fiscal 2014, we contributed $63,000 to employees under the match portion of the Hudson's Plan.